May 19, 2005

Julia Griffith
Office of Mergers and Acquisitions
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0303

Re: National Property Investors 4, Schedule TO-T filed May 2, 2005 by MacKenzie Patterson Fuller, Inc. and its affiliates, the Purchasers SEC File No.
005-47883

Dear Ms. Griffith:

Thank you for your letter dated May 4, 2005 regarding our recent Schedule TO-T. I will respond to the questions you asked in your letter in the order in which you posed them.

1. We will file the allocation among the Purchasers with the final amendment, but we cannot extend the Offer, because then the allocation could change. We still maintain this is not material to tendering Unit holders. We have provided them with sufficient information to be certain that their Units will be purchased if tendered. We have also included a discussion of the budgeted allocation in the amended TO.

2. The Purchasers do have sufficient capital to fund all outstanding offers. We have attached a table showing this analysis to this letter.

3. The "total net assets at their disposal" figure includes only cash and marketable securities, although the entire portfolio could be sold to pay for the Units if need be. Even though the limited partnership Units held are illiquid, they can be sold in private transactions, especially when in larger portions. Please note that when we say that the Purchasers have $26 million in total assets, that figure does not refer to the "value" of those securities but to the cost basis. Thus, if we had to liquidate the illiquid assets, it would be at a discount. However, they were purchased at a discount as well, so the "cost" to liquidate would not be as significant. Nonetheless, we have budgeted the allocations based upon securities that we can sell in the markets and cash.

4. We still believe that discussion of the "publicly traded partnership" issue is immaterial. Nonetheless, we will include the following discussion in the amended TO:

                  Certain partnerships are classified as "publicly traded partnerships" and, subject to certain exceptions, are taxed as corporations for federal income tax purposes. A partnership is a publicly traded partnership if the partnership interests are traded on an established securities market or readily tradable on a secondary market (or the substantial equivalent of a secondary market). The Units are not traded on an established securities market. In the unlikely event that the Partnership becomes a "publicly traded partnership" and is not excepted from federal income tax, there would be several adverse tax consequences to the Unit holders. For instance, the Partnership would be regarded as having transferred all of its assets (subject to all of its liabilities) to a newly-formed corporation in exchange for stock which would be deemed distributed to the Unit holders in liquidation of their interests in the Partnership. In addition, if the Partnership

May 19, 2005
Page 2 of 2


                  is deemed to be a "publicly traded partnership," then special rules under Code Section 469 govern the treatment of losses and income of the Fund.

5. We hereby acknowledge on behalf of all filing persons (and we have the authority to do so) that we are responsible for the adequacy and accuracy of the disclosure in the filings and that staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing and that we may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please let me know if you have any questions or further comments.

Very Truly Yours,

Chip Patterson
Vice President and General Counsel
(925) 631-9100 ext. 206
(925) 871-4046
(Fax) chip@mpfi.com


                                  Meridian
                    Century       Healthcare    National        National                      Inland     Consolidated
                    Properties    Growth and    Property        Property       US Realty      Capital    Resources
 Issuer             Fund XIX      Income        Investors 4     Investors 6    Partners       Fund       Health Care II
------------------------------------------------------------------------------------------------------------------------
 Price per
      Unit          $300.00         $20.00        $210.00       $  55.00       $   4.25      $ 159.00       $ 150.00
 Units               16,667         308,000        12,000         30,000        305,500         8,000         15,000
------------------------------------------------------------------------------------------------------------------------
 MPIF 20           $300,000
 MPIF 21                                                                                     $150,000
 MPIF 22                          $350,000                                                                  $200,000
 MPVF 6                                          $200,000                                    $125,000
 MPVF 7            $250,000       $150,000                      $200,000       $200,000
 MPVF 8                                           $80,000                                                    $25,000
 MPF
  Flagship 9       $300,000                                     $250,000
 MPSF 5                           $300,000
 MPSF 6                           $200,000                      $200,000                     $150,000
 MPSF 6-A                         $200,000                                                   $130,000
 MPSF 7                           $250,000       $220,000       $250,000       $150,000      $100,000
 MPFSF 8           $200,000       $150,000       $150,000                      $100,000      $150,000       $125,000
 MP Falcon
  Fund             $230,000       $200,000        $50,000
 MP Falcon
  Growth 2                        $200,000                      $100,000
 MPFDP                            $350,000                                     $150,000       $60,000        $60,000
 MPFDP2            $300,000                                     $300,000
 MPFD 2                           $350,000                                                    $60,000       $250,000
 MPFD 3                                          $250,000                                     $60,000
 AHY Inst'l
  Inv              $230,000       $200,000       $220,000                                    $200,000
 AHY Inst'l
  Fund             $100,000       $150,000        $50,000                                    $     -
 MPF
  Acquisition
  Co. 3                           $265,000       $200,000                                                    $35,000
 Moraga
  Gold, LLC      $1,000,000     $1,000,000       $450,000       $200,000       $300,000                     $300,000
 Steven Gold       $200,000       $200,000       $150,000                      $100,000
 MAC 7             $200,000
 MPF-NY 2005     $1,000,000     $1,000,000       $500,000       $150,000       $298,375       $87,000       $300,000
 MPF               $690,100       $645,000                                                                  $955,000
---------------------------------------------------------------------------------------------------------------------------
 Total Offer     $5,000,100     $6,160,000     $2,520,000     $1,650,000     $1,298,375    $1,272,000     $2,250,000
 Total
  Commitments    $5,000,100     $6,160,000     $2,520,000     $1,650,000     $1,298,375    $1,272,000     $2,250,000

(table continued)

                               Net Cash
                               Assets
                               (including      Remaining
              Total            Marketable      Available for
Issuer        Commitments      Securities)     Commitments
------------------------------------------------------------------
Price per Unit    $   4.25      $ 159.00       $ 150.00
Units              305,500         8,000         15,000
------------------------------------------------------------------
MPIF 20          $ 300,000        $1,133,766        $ 833,766
MPIF 21          $ 150,000       $ 2,031,000       $1,881,000
MPIF 22          $ 550,000       $ 1,589,000       $1,039,000
MPVF 6           $ 325,000         $ 715,000        $ 390,000
MPVF 7           $ 800,000       $ 1,195,000        $ 395,000
MPVF 8           $ 105,000         $ 507,000        $ 402,000
MPF Flagship 9   $ 550,000       $ 2,325,000       $1,775,000
MPSF 5           $ 300,000       $ 1,100,000        $ 800,000
MPSF 6           $ 550,000       $ 2,500,000       $1,950,000
MPSF 6-A         $ 330,000         $ 770,000        $ 440,000
MPSF 7           $ 970,000       $ 1,639,780        $ 669,780
MPFSF 8          $ 875,000         $ 985,000        $ 110,000
MP Falcon Fund   $ 480,000         $ 692,000        $ 212,000
MP Falcon
   Growth 2      $ 300,000         $ 472,500        $ 172,500
MPFDP            $ 620,000       $ 2,180,000       $1,560,000
MPFDP2           $ 600,000         $ 700,000        $ 100,000
MPFD 2           $ 660,000       $ 1,860,000       $1,200,000
MPFD 3           $ 310,000       $ 2,500,000       $2,190,000
AHY Inst'l Inv   $ 850,000         $ 870,000         $ 20,000
AHY Inst'l
   Fund          $ 300,000         $ 312,000         $ 12,000
MPF Acquisition
   Co. 3         $ 500,000         $ 500,000              $ -
Moraga
   Gold, LLC   $ 3,250,000       $ 4,850,000       $1,600,000
Steven Gold      $ 650,000         $ 950,000        $ 300,000
MAC 7            $ 200,000         $ 950,001        $ 750,001
MPF-NY 2005    $ 3,335,375       $ 5,000,000       $1,664,625
MPF            $ 2,290,100       $ 2,500,000        $ 209,900
    -------------------------------------------------------------------
Total Offer    $20,150,475      $ 40,827,047      $20,676,572

Total
  Commitments  $20,150,475


 IF--Income Fund
 SF--Special Fund
 VF--Value Fund
 MPFDP--MPF DeWaay Premier Fund
 MPFD--MPF DeWaay Fund
 AHY--Accelerated High Yield
 MAC 7--MacKenzie Specified Income Fund